Loss per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss per Share
Anti-dilutive warrants excluded from the diluted EPS calculation	1,800,000
Comprehensive loss attributed to equity shareholders	€ (253,003)	€ (410,830)	€ (188,435)
Weighted average number of ordinary shares outstanding, Basic	316,474,576	214,858,203	193,722,062
Weighted average number of ordinary shares outstanding, Diluted	316,474,576	214,858,203	193,722,062
Basic EPS	€ (0.80)	€ (1.91)	€ (0.97)
Diluted EPS	€ (0.80)	€ (1.91)	€ (0.97)